Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Billions				12 Months Ended
	Apr. 09, 2020 EUR (€)	Mar. 25, 2020 USD ($)	Mar. 25, 2020 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Credit Facility				$ 8,273,440	$ (34,050,923)	$ (27,433,489)
Borrowings				624,254,477	638,922,453
U.S. dollars [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				169,142,643	184,089,282
Euros [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 222,190,375	$ 236,548,891
Major borrowings [member] | U.S. dollars [member] | Revolving Syndicated Credit Facility One [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Credit Facility		$ 2.5
Major borrowings [member] | Euros [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds | €	€ 1,318,200
Borrowings | €	€ 1,607,300
Major borrowings [member] | Euros [member] | Revolving Syndicated Credit Facility One [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Credit Facility | €			€ 2,000,000,000